                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04014

                             Meridian Fund, Inc.(R)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  60 E. Sir Francis Drake Boulevard, Suite 306
                               Larkspur, CA 94939
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Gregg B. Keeling
                  60 E. Sir Francis Drake Boulevard, Suite 306
                               Larkspur, CA 94939
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 415-461-8770

                        Date of fiscal year end: June 30

                  Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

MERIDIAN FUND, INC.
                                                                 January 2, 2008

To Our Shareholders:

Stocks declined in the final quarter of 2007, reflecting increased concerns by investors that the economy will fall into recession during 2008. During the final quarter, the S&P 500 declined 3.8%, the NASDAQ fell 1.8% and the Russell 2000 dropped 4.9%. In general, the stock market was higher for the year overall, however, with the S&P 500 gaining 3.5% while the NASDAQ advanced 9.8%. Small stocks did not fare as well. The Russell 2000 declined 2.7% during the year. The best performing sectors included basic material, oil and gas, and technology stocks. Restaurant, retail, financials and building related stocks were among the worst performing sectors. The yield on the ten-year government bond declined from 4.71% to 4.03% during the year, as quality and safety became more important to investors.

The economy grew at a robust 4.9% during the third quarter. Exports improved, helped by the weaker dollar, and consumer spending, manufacturing and job growth held up during the month of November. Job growth slowed in December. The fourth quarter, in our opinion, likely will show positive GDP growth, but at a reduced pace. The housing and sub-prime mortgage markets continue to deteriorate, restricting banks and other credit providers' ability to finance economic growth. Consumer spending is especially vulnerable at this point and higher oil prices don't help. The Federal Reserve Board, realizing the problem, has recently lowered the federal funds rate three times and is providing significant liquidity to the financial markets. We believe the economy will face challenges in 2008, especially during the first half. Our outlook is for flat to slow growth during the first two quarters and then a gradual pickup during the second half of the year. We expect the interest rate on the ten-year government bond to increase modestly and the inflation rate to be in the area of 2.5%.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds or adding to existing positions during difficult stock market environments. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

-s- Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN EQUITY INCOME FUND(R) (MEIFX)

The Meridian Equity Income Fund's net asset value per share at December 31, 2007 was $11.42. This represents a decrease of 0.5% for the calendar year. The Fund's total return and average annual compound rate of return since inception, January 31, 2005, were 26.1% and 8.3%, respectively.

On December 18, 2007, the Fund paid a long-term capital gain distribution of $0.38 per share, a short-term capital gain distribution of $0.16 per share and an income dividend of $0.22 per share. The Fund's assets at the close of the quarter were invested 5.1% in cash and 94.9% in stocks. Total net assets were $40,232,506 and there were 579 shareholders.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. We have increased the number of stocks in the portfolio from 36 to 50 during the quarter ended December 2007. This increased diversity in the Fund's holdings, in our opinion, will reduce risk without sacrificing the strong financial characteristics of our companies or the performance prospects for the portfolio. The Fund, as stated above, is diversified with 50 positions representing 43 different industry groups. At the end of the quarter ended December 2007, the portfolio's average holding had a 5-year-average return on equity of 19.0% and an average dividend yield of 3.5%; both measures are substantially higher than the average S&P 500 stock. The average position had a market capitalization of $37.5 billion, a debt ratio of 36.9% and earnings per share that are expected to grow 9.9% during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Automatic Data Processing, AGL Resources, Anheuser-Busch Cos, CBS Corp. - Class B, Harley-Davidson, International Paper Company, Kraft Foods, Mid-America Apartment Communities, McDonald's Corporation, Norfolk Southern Corp., Newell Rubbermaid, Pfizer, Regions Financial Corp., Sysco Corp., Vulcan Materials Co. and Whirlpool Corp. We sold our positions in Bemis Company and Waddell & Reed Financial.

Mattel is the leader in the manufacture and marketing of toys and family products worldwide. The product line consists of various brands including Barbie, Hot Wheels and Matchbox, as well as the well-known Fisher-Price brands. This past year was difficult for the toy industry with modest gains in consumer spending and continuous bad press related to lead-based toys manufactured in China. In spite of these developments, Mattel posted flat earnings and is expected to resume growth during 2008. The shares yield 3.6% and sell at 12.5 times earnings. The company has a return on equity of 22.8%, modest debt and earnings are expected to grow approximately 10.0% in the future.

MERIDIAN GROWTH FUND(R) (MERDX)

The Meridian Growth Fund's net asset value per share at December 31, 2007 was $37.72. This represents an increase of 5.4% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,879.3% and 13.6%, respectively.

On December 18, 2007, the Fund paid a long-term capital gain distribution of $3.17 per share, a short-term capital gain distribution of $0.41 per share and an income dividend of $0.06 per share. The Fund's assets at the close of the quarter were invested 4.9% in cash and cash equivalents and 95.1% in stocks. Total net assets were $1,869,617,996 and there were 70,521 shareholders.

Economic uncertainty, in our opinion, will restrain stock prices in the near future. Valuations are reasonable, interest rates are attractive and stock returns, we believe, will improve as we work through the economic issues referred to above. The shares of financial, consumer and building related companies have discounted much of the trouble and are attractively valued, particularly by historical measures. The fundamentals remain difficult, however. Our portfolio consists of small-and medium-sized growth stocks that we believe, on balance, are positioned to grow earnings faster than the economy in general over the next several years and are reasonably valued. Our largest areas of concentration are health care, financials and technology.

During the quarter we purchased shares of Millipore Corp., Pall Corp. and Teradata Corp. We sold our positions in AirTran Holdings, ACI Worldwide, Apria Healthcare, Cognos, CSGS Systems International and United stationers.

Rollins, a current holding, is a leading pest and termite control company serving over 1.7 million commercial and residential customers. Pest control is a $7 billion recession-resistant industry growing in the low single digit range. Rollins is the commercial market leader in North America with a 20% market share. The company is growing faster than its peer group with its emphasis on commercial customers, improving retention rates, disciplined acquisitions and its proprietary routing/scheduling system. Rollins has an experienced management team and should be able to continue to grow earnings at a double-digit rate while maintaining a strong balance sheet. The stock sells at a reasonable valuation given its market share position, earnings growth potential and seasoned management team.

MERIDIAN VALUE FUND(R) (MVALX)

The Meridian Value Fund's net asset value per share at December 31, 2007 was $31.92. This represents an increase of 7.8% for the calendar year to date. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 729.7% and 18.4%, respectively. The comparable period returns for the S&P 500 with dividends were 252.1% and 10.6%, respectively.

On December 18, 2007, the Fund paid a long-term capital gain distribution of $4.92 per share, a short-term capital gain distribution of $1.12 per share and an income dividend of $0.35 per share. The Fund's assets at the close of the quarter were invested 5.0% in cash and cash equivalents and 95.0% in stocks. Total net assets were $1,591,827,174 and there were 68,072 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies that we believe have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. It is our position that over the long term this strategy will produce returns that outperform the Fund's benchmark. In our opinion the portfolio is well positioned, reasonably valued and diversified. We hold 58 positions, representing 26 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are healthcare products, technology and industrial products. The outlook for our approach, in our view, is favorable at this time.

During the quarter we purchased shares of Arbitron, Gol Linhas Aereas Inteligentes S.A., Marvel Entertainment and Verizon Communications. We sold our positions in Apria Healthcare Group, Blount International, Diebold, Edge Petroleum and Friedman, Billings, Ramsey Group. Also during the quarter, GlobalSantaFe Corp. was acquired by Transocean Inc, and is currently held in the portfolio.

We recently invested in Secure Computing, a leader in the enterprise gateway security market. The company suffered earnings declines due to a dilutive yet strategically important acquisition. With the acquisition now fully integrated, earnings are growing again. Corporations continue to place a premium on internet security to combat viruses, spam and other threats and Secure offers a wide product range with leading technology to address these problems. We believe that revenues have the potential to grow at a double digit rate for the next two years with earnings growing at over 40% per year. The balance sheet is generally strong and should be debt-free by 2010 as the company uses strong free cash flow to pay down acquisition debt. We believe earnings could exceed $0.85 in 3 to 5 years. Current valuation is attractive at 10 times this normalized number and 13 times 2009 earnings estimates of $0.66.

MISCELLANEOUS

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, PFPC. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

THE INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED INVESTMENT ADVICE OR A RECOMMENDATION TO PURCHASE OR SELL ANY PARTICULAR SECURITY. THERE IS NO ASSURANCE THAT ANY SECURITIES DISCUSSED HEREIN WILL REMAIN IN A PARTICULAR FUND'S PORTFOLIO AT THE TIME YOU RECEIVE THIS REPORT OR THAT SECURITIES SOLD HAVE NOT BEEN REPURCHASED. SECURITIES DISCUSSED ARE PRESENTED AS ILLUSTRATIONS OF COMPANIES THAT FIT A PARTICULAR FUND'S INVESTMENT STRATEGY AND DO NOT REPRESENT A FUND'S ENTIRE PORTFOLIO AND IN THE AGGREGATE MAY REPRESENT ONLY A SMALL PERCENTAGE OF A FUND'S PORTFOLIO HOLDINGS. IT SHOULD NOT BE ASSUMED THAT ANY OF THE SECURITIES TRANSACTIONS OR HOLDINGS DISCUSSED WERE OR WILL PROVE TO BE PROFITABLE, OR THAT INVESTMENT DECISIONS FUND MANAGEMENT MAKES IN THE FUTURE WILL BE PROFITABLE OR WILL EQUAL THE INVESTMENT PERFORMANCE OF THE SECURITIES DISCUSSED HEREIN. MANAGEMENT'S VIEWS PRESENTED HEREIN AND ANY DISCUSSION OF A PARTICULAR FUND'S PORTFOLIO HOLDINGS OR PERFORMANCE ARE AS OF DECEMBER 31, 2007 AND ARE SUBJECT TO CHANGE WITHOUT NOTICE.

MERIDIAN EQUITY INCOME FUND

SUMMARY OF PORTFOLIO HOLDINGS

DECEMBER 31, 2007 (UNAUDITED)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Oil & Gas-Integrated........................................    3.9%  $ 1,563,606
Chemicals-Specialty.........................................    3.9     1,549,542
Household Appliances........................................    3.8     1,547,208
Chemicals-Diversified.......................................    3.8     1,523,090
Industrial Conglomerates....................................    3.8     1,510,707
Electrical Components & Equipment...........................    3.7     1,484,325
Pharmaceuticals.............................................    3.7     1,483,702
Motorcycle Manufacturers....................................    2.1       831,438
Tobacco.....................................................    2.0       824,830
Leisure Products............................................    2.0       820,624
REITs-Residential...........................................    2.0       812,250
Air Freight & Logistics.....................................    2.0       810,805
Office Services & Supplies..................................    2.0       805,337
Semiconductors..............................................    2.0       803,133
Hotel Resorts & Cruise Lines................................    2.0       802,600
Media-Broadcasting & Cable TV...............................    2.0       801,150
Banking-Diversified Banks...................................    2.0       798,558
Apparel Retail..............................................    2.0       794,587
Utilities-Multi.............................................    2.0       794,204
Brewers.....................................................    2.0       790,334
Banking.....................................................    1.9       778,085
Telecommunication Services-Integrated.......................    1.9       776,341
Housewares Specialties......................................    1.9       773,812
Auto Parts & Equipment......................................    1.9       773,783
Paper & Packaging...........................................    1.9       767,980
Asset Management & Custody Banks............................    1.9       767,840
Insurance-Life & Health.....................................    1.9       767,631
Environmental Facilities & Services.........................    1.9       767,418
Construction Materials......................................    1.9       767,173
Household Products..........................................    1.9       766,207
Paper & Forest Products.....................................    1.9       751,216
Railroads...................................................    1.9       746,512

MERIDIAN EQUITY INCOME FUND

DECEMBER 31, 2007 (UNAUDITED)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Commercial Printing.........................................    1.8       744,044
Data Processing & Outsourced Services.......................    1.8       743,651
Restaurants.................................................    1.8       736,375
Food & Meats-Packaged.......................................    1.8       730,912
Insurance-Property & Casualty...............................    1.8       729,467
Insurance Brokers...........................................    1.8       726,176
Distributors................................................    1.8       716,955
Food Distributors...........................................    1.8       708,467
Apparel Accessories & Luxury Goods..........................    1.8       707,198
Computer Hardware...........................................    1.7       686,101
Household-Home Furnishings..................................    1.5       607,348
Cash & Other Assets, Less Liabilities.......................    5.1     2,039,784
                                                              -----   -----------
                                                              100.0%  $40,232,506
                                                              =====   ===========




     The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND

SUMMARY OF PORTFOLIO HOLDINGS

DECEMBER 31, 2007 (UNAUDITED)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Tech-Software...............................................    9.8%  $  182,863,727
Healthcare Products.........................................    9.5      177,433,221
Technology..................................................    7.2      134,192,494
Banking.....................................................    6.7      125,617,775
Healthcare Services.........................................    6.3      117,737,449
Retail......................................................    5.5      102,706,305
Industrial Products.........................................    5.3       99,707,474
Brokerage & Money Management................................    5.1       94,873,598
Insurance Brokers...........................................    4.8       90,277,090
Leisure & Amusement.........................................    3.5       66,478,903
U.S. Government Obligations.................................    3.5       64,792,322
Aerospace/Defense...........................................    3.1       57,417,660
Cellular Communications.....................................    2.9       54,570,600
Business Services...........................................    2.8       51,772,108
Healthcare Information Services.............................    2.6       49,323,492
Consumer Services...........................................    2.6       48,222,336
Insurance-Property & Casualty...............................    2.5       47,906,063
Energy......................................................    2.5       46,958,940
Restaurants.................................................    2.4       45,125,405
Chemicals-Specialty.........................................    2.4       44,503,893
Industrial Services.........................................    2.0       37,092,494
Construction................................................    2.0       36,798,135
Computer Hardware...........................................    1.8       34,292,759
Hotels & Lodging............................................    1.8       33,130,575
Cash & Other Assets, Less Liabilities.......................    1.4       25,823,178
                                                              -----   --------------
                                                              100.0%  $1,869,617,996
                                                              =====   ==============




     The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SUMMARY OF PORTFOLIO HOLDINGS
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Healthcare Products.........................................   11.7%  $  186,209,904
Industrial Products.........................................   10.3      163,320,511
Consumer Products...........................................    8.7      138,065,495
Technology..................................................    7.4      117,693,180
Energy......................................................    7.3      116,037,245
Utilities...................................................    6.2       98,637,690
U.S. Government Obligations.................................    4.0       64,694,860
Banking.....................................................    4.0       63,892,645
Pharmaceuticals.............................................    3.8       60,976,180
Media.......................................................    3.6       56,881,452
Apparel.....................................................    3.4       54,269,116
Semiconductors..............................................    2.9       46,868,280
Brewers.....................................................    2.9       45,645,714
Aerospace/Defense...........................................    2.6       40,563,720
Chemicals-Specialty.........................................    2.2       35,510,314
Information Technology Services.............................    2.0       32,628,376
Leisure & Amusement.........................................    2.0       30,996,873
Business Services...........................................    1.9       30,076,795
Agriculture.................................................    1.9       30,007,286
Telecommunications Services.................................    1.8       28,149,467
Telecommunications Equipment................................    1.7       26,638,821
Insurance Brokers...........................................    1.6       25,967,683
Education...................................................    1.6       25,873,540
Oil & Gas-Integrated........................................    1.0       16,587,639
Asset Management & Custody Banks............................    0.9       13,726,860
Tech-Software...............................................    0.7       11,269,773
Industrial Services.........................................    0.5        8,571,956
Transportation-Airlines.....................................    0.4        6,703,882
Cash & Other Assets, Less Liabilities.......................    1.0       15,361,917
                                                              -----   --------------
                                                              100.0%  $1,591,827,174
                                                              =====   ==============




     The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTH PERIOD JULY 1, 2007 TO DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund's gross income, directly reduce the investment return of the portfolio. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.

                                            BEGINNING         ENDING                   EXPENSES
                                          ACCOUNT VALUE   ACCOUNT VALUE    EXPENSE   PAID DURING
                                             07/01/07        12/31/07     RATIO(1)    PERIOD(2)
                                          -------------   -------------   --------   -----------
ACTUAL FUND RETURN
  (See explanation below)
Meridian Equity Income Fund.............    $1,000.00       $  926.80       1.25%(4)    $6.05
Meridian Growth Fund....................    $1,000.00       $  967.70       0.83%       $4.11
Meridian Value Fund.....................    $1,000.00       $  989.00       1.08%       $5.40

HYPOTHETICAL 5% RETURN(3)
  (See explanation below)
Meridian Equity Income Fund.............    $1,000.00       $1,018.85       1.25%(4)    $6.34
Meridian Growth Fund....................    $1,000.00       $1,020.96       0.83%       $4.22
Meridian Value Fund.....................    $1,000.00       $1,019.71       1.08%       $5.48


   (1) Annualized, based on the Fund's most recent fiscal half-year expenses.

   (2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

   (3) Before expenses.

   (4) See note 2 to Financial Statements.

MERIDIAN FUND, INC.
DISCLOSURE OF FUND EXPENSES (CONTINUED)
FOR THE SIX MONTH PERIOD JULY 1, 2007 TO DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The table above illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. You can assess your Fund's costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party broker/dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MERIDIAN EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2007 (UNAUDITED)



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--------------------------------------------------------------------------------




                                                Shares            Value
                                           ---------------   ---------------
COMMON STOCKS - 94.9%

  AIR FREIGHT & LOGISTICS - 2.0%
     United Parcel Service, Inc. Class
       B................................        11,465        $     810,805

  APPAREL ACCESSORIES & LUXURY GOODS - 1.8%
     VF Corp. ..........................        10,300              707,198

  APPAREL RETAIL - 2.0%
     Limited Brands, Inc. ..............        41,975              794,587

  ASSET MANAGEMENT & CUSTODY BANKS - 1.9%
     Federated Investors, Inc. Class B..        18,655              767,840

  AUTO PARTS & EQUIPMENT - 1.9%
     Autoliv, Inc. (Sweden).............        14,680              773,783

  BANKING - 1.9%
     Regions Financial Corp. ...........        32,900              778,085

  BANKING-DIVERSIFIED BANKS - 2.0%
     Comerica, Inc. ....................        18,345              798,558

  BREWERS - 2.0%
     Anheuser-Busch Cos., Inc. .........        15,100              790,334

  CHEMICALS-DIVERSIFIED - 3.8%
     E.I. du Pont de Nemours & Co. .....        16,880              744,239
     PPG Industries, Inc. ..............        11,090              778,851
                                                              -------------
                                                                  1,523,090

  CHEMICALS-SPECIALTY - 3.9%
     RPM International, Inc. ...........        38,425              780,027
     Rohm & Haas Co. ...................        14,500              769,515
                                                              -------------
                                                                  1,549,542

  COMMERCIAL PRINTING - 1.8%
     R. R. Donnelley & Sons Co. ........        19,715              744,044

  COMPUTER HARDWARE - 1.7%
     Diebold, Inc. .....................        23,675              686,101

  CONSTRUCTION MATERIALS - 1.9%
     Vulcan Materials Co. ..............         9,700              767,173
                                                Shares            Value
                                           ---------------   ---------------
  DATA PROCESSING & OUTSOURCED SERVICES - 1.8%
     Automatic Data Processing, Inc. ...        16,700              743,651

  DISTRIBUTORS - 1.8%
     Genuine Parts Co. .................        15,485              716,955

  ELECTRICAL COMPONENTS & EQUIPMENT - 3.7%
     Emerson Electric Co. ..............        13,675              774,825
     Hubbell, Inc. Class B..............        13,750              709,500
                                                              -------------
                                                                  1,484,325

  ENVIRONMENTAL FACILITIES & SERVICES - 1.9%
     Waste Management, Inc. ............        23,490              767,418

  FOOD DISTRIBUTORS - 1.8%
     SYSCO Corp. .......................        22,700              708,467

  FOOD & MEATS-PACKAGED - 1.8%
     Kraft Foods, Inc. Class A..........        22,400              730,912

  HOTEL RESORTS & CRUISE LINES - 2.0%
     Carnival Corp. ....................        18,040              802,600

  HOUSEHOLD APPLIANCES - 3.8%
     Stanley Works (The)................        15,750              763,560
     Whirlpool Corp. ...................         9,600              783,648
                                                              -------------
                                                                  1,547,208

  HOUSEHOLD-HOME FURNISHINGS - 1.5%
     Leggett & Platt, Inc. .............        34,825              607,348

  HOUSEHOLD PRODUCTS - 1.9%
     Kimberly-Clark Corp. ..............        11,050              766,207

  HOUSEWARES SPECIALTIES - 1.9%
     Newell Rubbermaid, Inc. ...........        29,900              773,812

  INDUSTRIAL CONGLOMERATES - 3.8%
     3M Co. ............................         9,040              762,253
     Eaton Corp. .......................         7,720              748,454
                                                              -------------
                                                                  1,510,707

  INSURANCE BROKERS - 1.8%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        19,125              726,176

  INSURANCE-LIFE & HEALTH - 1.9%
     Lincoln National Corp. ............        13,185              767,631


    The accompanying notes are an integral part of the financial statements.

MERIDIAN EQUITY INCOME FUND

DECEMBER 31, 2007 (UNAUDITED)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                Shares            Value
                                           ---------------   ---------------
COMMON STOCKS (continued)


  INSURANCE-PROPERTY & CASUALTY - 1.8%
     Mercury General Corp. .............        14,645          $   729,467

  LEISURE PRODUCTS - 2.0%
     Mattel, Inc. ......................        43,100              820,624

  MEDIA-BROADCASTING & CABLE TV - 2.0%
     CBS Corp. - Class B................        29,400              801,150

  MOTORCYCLE MANUFACTURERS - 2.1%
     Harley-Davidson, Inc. .............        17,800              831,438

  OFFICE SERVICES & SUPPLIES - 2.0%
     Avery Dennison Corp. ..............        15,155              805,337

  OIL & GAS-INTEGRATED - 3.9%
     BP plc ADR (United Kingdom)........        10,400              760,968
     Chevron Corp. .....................         8,600              802,638
                                                              -------------
                                                                  1,563,606

  PAPER & FOREST PRODUCTS - 1.9%
     International Paper Co. ...........        23,200              751,216

  PAPER & PACKAGING - 1.9%
     Sonoco Products Co. ...............        23,500              767,980

  PHARMACEUTICALS - 3.7%
     Johnson & Johnson..................        11,135              742,704
     Pfizer, Inc. ......................        32,600              740,998
                                                              -------------
                                                                  1,483,702

  RAILROADS - 1.9%
     Norfolk Southern Corp. ............        14,800              746,512

  REITs-RESIDENTIAL - 2.0%
     Mid-America Apartment Communities,
       Inc. REIT........................        19,000              812,250

  RESTAURANTS - 1.8%
     McDonald's Corp. ..................        12,500              736,375

  SEMICONDUCTORS - 2.0%
     Intel Corp. .......................        30,125              803,133

  TELECOMMUNICATION SERVICES-INTEGRATED - 1.9%
     AT&T, Inc. ........................        18,680              776,341

  TOBACCO - 2.0%
     Reynolds American, Inc. ...........        12,505              824,830

  UTILITIES-MULTI - 2.0%
     AGL Resources, Inc. ...............        21,100              794,204

  TOTAL INVESTMENTS - 94.9%
     (Cost $37,969,392).................                         38,192,722

CASH AND OTHER ASSETS, LESS LIABILITIES
  - 5.1%................................                          2,039,784
                                                              -------------

NET ASSETS - 100.0%.....................                        $40,232,506
                                                              =============



--------

ADR - American Depository Receipt

REIT - Real Estate Investment Trust



    The accompanying notes are an integral part of the financial statements.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                               Shares              Value
                                         ------------------ ------------------
COMMON STOCKS - 95.1%


  AEROSPACE/DEFENSE - 3.1%
     BE Aerospace, Inc.*................      1,085,400      $     57,417,660

  BANKING - 6.7%
     Annaly Capital Management, Inc.
       REIT.............................      2,487,000            45,213,660
     SVB Financial Group*...............        872,200            43,958,880
     UCBH Holdings, Inc. ...............      2,573,816            36,445,235
                                                             ----------------
                                                                  125,617,775

  BROKERAGE & MONEY MANAGEMENT - 5.1%
     Affiliated Managers Group, Inc.*...        374,900            44,035,754
     T. Rowe Price Group, Inc. .........        835,050            50,837,844
                                                             ----------------
                                                                   94,873,598

  BUSINESS SERVICES - 2.8%
     Global Payments, Inc. .............      1,112,900            51,772,108

  CELLULAR COMMUNICATIONS - 2.9%
     American Tower Corp. Class A*......      1,281,000            54,570,600

  CHEMICALS-SPECIALTY - 2.4%
     RPM International, Inc. ...........      2,192,310            44,503,893

  COMPUTER HARDWARE - 1.8%
     Diebold, Inc. .....................      1,183,325            34,292,759

  CONSTRUCTION - 2.0%
     Granite Construction, Inc. ........      1,017,085            36,798,135

  CONSUMER SERVICES - 2.6%
     Rollins, Inc. .....................      2,511,580            48,222,336

  ENERGY - 2.5%
     FMC Technologies, Inc.*............        828,200            46,958,940

  HEALTHCARE INFORMATION SERVICES - 2.6%
     Cerner Corp.*......................        874,530            49,323,492

  HEALTHCARE PRODUCTS - 9.5%
     C. R. Bard, Inc. ..................        694,275            65,817,270
     DENTSPLY International, Inc. ......      1,447,200            65,152,944
     Edwards Lifesciences Corp.*........      1,010,285            46,463,007
                                                             ----------------
                                                                  177,433,221
                                               Shares              Value
                                         ------------------ ------------------
  HEALTHCARE SERVICES - 6.3%
     DaVita, Inc.*......................        737,700            41,569,395
     Laboratory Corp. of America
       Holdings*........................        514,800            38,882,844
     Millipore Corp.*...................        509,500            37,285,210
                                                             ----------------
                                                                  117,737,449

  HOTELS & LODGING - 1.8%
     Las Vegas Sands Corp.*.............        321,500            33,130,575

  INDUSTRIAL PRODUCTS - 5.3%
     Airgas, Inc. ......................        476,967            24,854,750
     Dionex Corp.*......................        627,800            52,019,508
     Pall Corp. ........................        566,300            22,833,216
                                                             ----------------
                                                                   99,707,474

  INDUSTRIAL SERVICES - 2.0%
     Allied Waste Industries, Inc.*.....      3,365,925            37,092,494

  INSURANCE BROKERS - 4.8%
     Brown & Brown, Inc. ...............      1,860,950            43,732,325
     Willis Group Holdings, Ltd. (United
       Kingdom).........................      1,225,830            46,544,765
                                                             ----------------
                                                                   90,277,090

  INSURANCE-PROPERTY & CASUALTY - 2.5%
     Mercury General Corp. .............        961,776            47,906,063

  LEISURE & AMUSEMENT - 3.5%
     Royal Caribbean Cruises, Ltd. .....      1,191,835            50,581,477
     Winnebago Industries, Inc. ........        756,300            15,897,426
                                                             ----------------
                                                                   66,478,903

  RESTAURANTS - 2.4%
     CBRL Group, Inc. ..................        525,188            17,010,839
     Darden Restaurants, Inc. ..........      1,014,600            28,114,566
                                                             ----------------
                                                                   45,125,405

  RETAIL - 5.5%
     Bed Bath & Beyond, Inc.*...........        652,000            19,162,280
     PetSmart, Inc. ....................      1,750,200            41,182,206
     Ross Stores, Inc. .................      1,656,700            42,361,819
                                                             ----------------
                                                                  102,706,305


    The accompanying notes are an integral part of the financial statements.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                               Shares              Value
                                         ------------------ ------------------
COMMON STOCKS (continued)


  TECHNOLOGY - 7.2%
     International Rectifier Corp.*.....      1,397,900        $   47,486,663
     Network Appliance, Inc.*...........      1,743,500            43,517,760
     Zebra Technologies Corp. Class A*..      1,244,613            43,188,071
                                                             ----------------
                                                                  134,192,494

  TECH-SOFTWARE - 9.8%
     Advent Software, Inc.*.............      1,015,538            54,940,606
     BEA Systems, Inc.*.................      2,858,300            45,103,974
     MICROS Systems, Inc.*..............        565,700            39,689,512
     Teradata Corp.*....................      1,573,500            43,129,635
                                                             ----------------
                                                                  182,863,727

  TOTAL COMMON STOCKS - 95.1%
     (Cost $1,465,624,536)..............                        1,779,002,496
                                                             ----------------

U.S. GOVERNMENT OBLIGATIONS - 3.5%
     U.S. Treasury Bill @ 4.056%**
       due 01/10/08
     (Face Value $30,000,000)..............................        29,970,375
     U.S. Treasury Bill @ 3.276%**
       due 02/07/08
     (Face Value $20,000,000)..............................        19,934,222
     U.S. Treasury Bill @ 3.124%**
       due 03/27/08
     (Face Value $15,000,000)..............................        14,887,725
                                                             ----------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $64,795,306).................                           64,792,322
                                                             ----------------

  TOTAL INVESTMENTS - 98.6%
     (Cost $1,530,419,842)..............                        1,843,794,818

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.4%.............        25,823,178
                                                             ----------------

NET ASSETS - 100.0%........................................    $1,869,617,996
                                                             ================




REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase




    The accompanying notes are an integral part of the financial statements.

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                               Shares           Value
                                          ---------------  ---------------
COMMON STOCKS - 95.0%


  AEROSPACE/DEFENSE - 2.6%
     BE Aerospace, Inc.*................       766,800      $   40,563,720

  AGRICULTURE - 1.9%
     Bunge, Ltd. .......................       176,600          20,558,006
     UAP Holding Corp. .................       244,800           9,449,280
                                                            --------------
                                                                30,007,286

  APPAREL - 3.4%
     Hanesbrands, Inc.*.................       634,800          17,247,516
     Liz Claiborne, Inc. ...............       742,000          15,099,700
     Quiksilver, Inc.*..................     2,555,000          21,921,900
                                                            --------------
                                                                54,269,116

  ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
     Federated Investors, Inc. Class B..       333,500          13,726,860

  BANKING - 4.0%
     Annaly Capital Management, Inc.
       REIT.............................     2,336,500          42,477,570
     Regions Financial Corp. ...........       905,500          21,415,075
                                                            --------------
                                                                63,892,645

  BREWERS - 2.9%
     Anheuser-Busch Cos., Inc. .........       872,100          45,645,714

  BUSINESS SERVICES - 1.9%
     Hewitt Associates, Inc. Class A*...       785,500          30,076,795

  CHEMICALS-SPECIALTY - 2.2%
     International Flavors & Fragrances,
       Inc. ............................       737,800          35,510,314

  CONSUMER PRODUCTS - 8.7%
     Avon Products, Inc. ...............     1,289,200          50,962,076
     Briggs & Stratton Corp. ...........       838,100          18,991,346
     Electronic Arts, Inc.*.............       572,000          33,410,520
     Pactiv Corp.*......................     1,303,100          34,701,553
                                                            --------------
                                                               138,065,495

  EDUCATION - 1.6%
     Corinthian Colleges, Inc.*.........     1,680,100          25,873,540

  ENERGY - 7.3%
     Exterran Holdings, Inc.*...........       283,650          23,202,570
     International Coal Group, Inc.*....     4,975,300          26,667,608
     Kinder Morgan Management, LLC*.....       822,612          43,549,081
     Transocean, Inc.*..................       158,002          22,617,986
                                                            --------------
                                                               116,037,245

  HEALTHCARE PRODUCTS - 11.7%
     Abbott Laboratories................       575,200          32,297,480
     American Medical Systems Holdings,
       Inc.*............................     1,661,400          24,023,844
     Baxter International, Inc. ........       719,600          41,772,780
     Beckman Coulter, Inc. .............       684,100          49,802,480
     Cooper Cos., Inc. (The)............       190,100           7,223,800
     STERIS Corp. ......................     1,078,000          31,089,520
                                                            --------------
                                                               186,209,904

  INDUSTRIAL PRODUCTS - 10.3%
     Albany International Corp. Class
       A................................       842,900          31,271,590
     Cabot Corp. .......................       714,600          23,824,764
     Chemtura Corp. ....................     3,236,000          25,240,800
     Mine Safety Appliances Co. ........       453,350          23,515,265
     Schnitzer Steel Industries, Inc.
       Class A..........................       349,000          24,126,370
     Sealed Air Corp. ..................     1,527,300          35,341,722
                                                            --------------
                                                               163,320,511

  INDUSTRIAL SERVICES - 0.5%
     ABM Industries, Inc. ..............       420,400           8,571,956

  INFORMATION TECHNOLOGY SERVICES - 2.0%
     CACI International, Inc. Class A*..       728,800          32,628,376

  INSURANCE BROKERS - 1.6%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................       683,900          25,967,683

  LEISURE & AMUSEMENT - 2.0%
     Polaris Industries, Inc. ..........       364,300          17,402,611
     Shuffle Master, Inc.*..............     1,133,800          13,594,262
                                                            --------------
                                                                30,996,873

  MEDIA - 3.6%
     Arbitron, Inc. ....................       322,400          13,402,168
     Grupo Televisa SA ADR (Mexico).....       732,000          17,399,640


    The accompanying notes are an integral part of the financial statements.

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                               Shares           Value
                                          ---------------  ---------------
COMMON STOCKS (continued)

     Marvel Entertainment, Inc.*........       976,400      $   26,079,644
                                                            --------------
                                                                56,881,452

  OIL & GAS-INTEGRATED - 1.0%
     BP plc ADR (United Kingdom)........       226,700          16,587,639

  PHARMACEUTICALS - 3.8%
     Charles River Laboratories
       International, Inc.*.............       577,900          38,025,820
     Schering-Plough Corp. .............       861,500          22,950,360
                                                            --------------
                                                                60,976,180

  SEMICONDUCTORS - 2.9%
     Intel Corp. .......................     1,758,000          46,868,280

  TECHNOLOGY - 7.4%
     Avid Technology, Inc.*.............       740,300          20,980,102
     Entegris, Inc.*....................     2,215,900          19,123,217
     Intermec, Inc.*....................     1,167,200          23,705,832
     Western Digital Corp.*.............     1,025,900          30,992,439
     Zebra Technologies Corp. Class A*..       659,700          22,891,590
                                                            --------------
                                                               117,693,180

  TECH-SOFTWARE - 0.7%
     Cognos, Inc.* (Canada).............        52,900           3,045,453
     Secure Computing Corp.*............       856,700           8,224,320
                                                            --------------
                                                                11,269,773

  TELECOMMUNICATIONS EQUIPMENT - 1.7%
     Nokia Oyj ADR (Finland)............       693,900          26,638,821

  TELECOMMUNICATIONS SERVICES - 1.8%
     Verizon Communications, Inc. ......       644,300          28,149,467

  TRANSPORTATION-AIRLINES - 0.4%
     GOL Linhas Aereas Inteligentes SA
       ADR (Brazil).....................       270,100           6,703,882

  UTILITIES - 6.2%
     Dynegy, Inc. Class A*..............     4,438,300          31,689,462
     Hawaiian Electric Industries,
       Inc. ............................     1,285,875          29,279,374
     Progress Energy, Inc. .............       777,800          37,668,854
                                                            --------------
                                                                98,637,690

  TOTAL COMMON STOCKS - 95.0%
  (Cost $1,389,592,551)..................................    1,511,770,397
                                                            --------------

U.S. GOVERNMENT OBLIGATIONS - 4.0%
     U.S. Treasury Bill @ 4.056%**
       due 01/10/08
     (Face Value $15,000,000)............................       14,985,188
     U.S. Treasury Bill @ 3.276%**
       due 02/07/08
     (Face Value $20,000,000)............................       19,934,222
     U.S. Treasury Bill @ 3.124%**
       due 03/27/08
     (Face Value $30,000,000)............................       29,775,450
                                                            --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $64,700,798)..................................       64,694,860
                                                            --------------

  TOTAL INVESTMENTS - 99.0%
     (Cost $1,454,293,349)...............................    1,576,465,257

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.0%...........       15,361,917
                                                            --------------

NET ASSETS - 100.0%......................................   $1,591,827,174
                                                            ==============



ADR - American Depository Receipt

REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase




    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                             Equity
                                          Income Fund     Growth Fund      Value Fund
                                          -----------   --------------   --------------
ASSETS

  Investments (Cost $37,969,392,
     $1,530,419,842 and $1,454,293,349,
     respectively).....................   $38,192,722   $1,843,794,818   $1,576,465,257
  Cash.................................     1,811,796       17,791,182       18,283,462
  Receivable for:
     Capital shares purchased..........           400          814,756          993,322
     Securities sold...................       998,562       15,076,317       14,959,971
     Dividends.........................        67,610        2,023,721        1,952,370
     Interest..........................         4,987          101,836          119,010
  Prepaid expenses.....................         3,121           18,718           16,080
                                          -----------   --------------   --------------
     TOTAL ASSETS......................    41,079,198    1,879,621,348    1,612,789,472
                                          -----------   --------------   --------------

LIABILITIES
  Payable for:
     Capital shares sold...............            --        2,332,074        2,484,101
     Distributions.....................            --               --              745
     Securities purchased..............       776,341        6,239,116       16,919,906
  Accrued expenses:
     Investment advisory fees..........        44,972        1,235,675        1,387,222
     Pricing fees......................         6,425           37,965           37,331
     Directors' fees...................            --            5,381           14,325
     Other payables and accrued
       expenses........................        18,954          153,141          118,668
                                          -----------   --------------   --------------
     TOTAL LIABILITIES.................       846,692       10,003,352       20,962,298
                                          -----------   --------------   --------------
NET ASSETS.............................   $40,232,506   $1,869,617,996   $1,591,827,174
                                          ===========   ==============   ==============
Capital shares issued and outstanding,
  par value $0.01 (500,000,000,
  500,000,000 and 500,000,000 shares
  authorized, respectively)............     3,523,512       49,569,084       49,866,379
                                          ===========   ==============   ==============
Net asset value per share (offering and
  redemption price)....................        $11.42           $37.72           $31.92
                                          ===========   ==============   ==============
Net Assets consist of:
  Paid in capital......................    38,886,616    1,529,933,928    1,434,172,682
  Accumulated net realized gain........     1,122,430       26,148,152       47,021,356
  Net unrealized appreciation on
     investments.......................       223,330      313,374,976      122,171,908
  Accumulated undistributed net
     investment income (loss)..........           130          160,940      (11,538,772)
                                          -----------   --------------   --------------
                                          $40,232,506   $1,869,617,996   $1,591,827,174
                                          ===========   ==============   ==============






    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                            Equity
                                         Income Fund    Growth Fund      Value Fund
                                         -----------   -------------   -------------
INVESTMENT INCOME


  Dividends............................  $   622,260   $   7,522,426   $  10,816,853
  Interest.............................       40,311       2,058,983       1,890,633
                                         -----------   -------------   -------------
       Total investment income.........      662,571       9,581,409      12,707,486
                                         -----------   -------------   -------------
EXPENSES


  Investment advisory fees.............      188,630       7,617,475       8,620,266
  Custodian fees.......................        5,043         171,451         162,509
  Directors' fees and expenses.........          552           5,888           5,888
  Pricing fees.........................       19,780         123,280         114,448
  Professional fees....................       14,720          53,176          35,144
  Registration and filing fees.........       10,585          13,991          14,801
  Reports to shareholders..............        1,196          90,436          73,784
  Transfer agent fees..................       16,284         306,084         294,216
  Miscellaneous expenses...............        1,591          13,948          12,728
                                         -----------   -------------   -------------
       Total expenses..................      258,381       8,395,729       9,333,784
  Recoupment of past waived fees (Note
     2)................................        6,281              --              --
                                         -----------   -------------   -------------
       Net expenses....................      264,662       8,395,729       9,333,784
                                         -----------   -------------   -------------
  Net investment income................      397,909       1,185,680       3,373,702
                                         -----------   -------------   -------------

  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS

  Net realized gain on investments.....    2,106,459      61,293,886     114,803,171
  Net change in unrealized
     appreciation/depreciation on
     investments.......................   (5,771,043)   (127,204,865)   (139,165,672)
                                         -----------   -------------   -------------
  Net loss on investments..............   (3,664,584)    (65,910,979)    (24,362,501)
                                         -----------   -------------   -------------

  NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS...................  $(3,266,675)  $ (64,725,299)  $ (20,988,799)
                                         ===========   =============   =============






    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                        Equity Income Fund                      Growth Fund
                                ---------------------------------   ----------------------------------
                                 Six Months Ended                    Six Months Ended
                                December 31, 2007     Year Ended    December 31, 2007     Year Ended
                                   (Unaudited)      June 30, 2007      (Unaudited)       June 30, 2007
                                -----------------   -------------   -----------------   --------------
OPERATIONS


Net investment income........      $   397,909       $   565,035      $    1,185,680    $    1,991,252
Net realized gain on
  investments................        2,106,459         1,156,674          61,293,886       206,433,053
Net change in unrealized
  appreciation/depreciation
  on investments.............       (5,771,043)        4,745,850        (127,204,865)      126,767,717
                                   -----------       -----------      --------------    --------------
  Net increase (decrease) in
     net assets from
     operations..............       (3,266,675)        6,467,559         (64,725,299)      335,192,022
                                   -----------       -----------      --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary
  income.....................         (736,171)         (437,139)         (2,535,381)         (480,611)
Distributions from net
  realized capital gains.....       (1,774,107)         (298,676)       (165,398,882)     (138,884,318)
                                   -----------       -----------      --------------    --------------
  Net distributions..........       (2,510,278)         (735,815)       (167,934,263)     (139,364,929)
                                   -----------       -----------      --------------    --------------

CAPITAL SHARE TRANSACTIONS


Proceeds from sales of
  shares.....................        2,467,706        12,291,605         126,505,524       360,777,435
Reinvestment of
  distributions..............        2,484,529           677,132         141,088,644       117,740,707
Redemption fees..............              234               392               9,612            19,004
Less: redemptions of shares..       (2,131,124)         (963,461)       (232,076,138)     (296,988,641)
                                   -----------       -----------      --------------    --------------
  Increase resulting from
     capital share
     transactions............        2,821,345        12,005,668          35,527,642       181,548,505
                                   -----------       -----------      --------------    --------------
Total increase (decrease) in
  net assets.................       (2,955,608)       17,737,412        (197,131,920)      377,375,598
                                   -----------       -----------      --------------    --------------

NET ASSETS


Beginning of period..........       43,188,114        25,450,702       2,066,749,916     1,689,374,318
                                   -----------       -----------      --------------    --------------
End of period................      $40,232,506       $43,188,114      $1,869,617,996    $2,066,749,916
                                   ===========       ===========      ==============    ==============
Undistributed Net Investment
  Income at end of period....      $       130       $   338,392      $      160,940    $    1,510,641
                                   ===========       ===========      ==============    ==============






    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                              Value Fund
                                                  ----------------------------------
                                                   Six Months Ended
                                                  December 31, 2007     Year Ended
                                                     (Unaudited)       June 30, 2007
                                                  -----------------   --------------
OPERATIONS


Net investment income...........................    $    3,373,702    $   10,373,965
Net realized gain on investments................       114,803,171       272,172,155
Net change in unrealized
  appreciation/depreciation on investments......      (139,165,672)       92,047,871
                                                    --------------    --------------
  Net increase (decrease) in net assets from
     operations.................................       (20,988,799)      374,593,991
                                                    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS


Distributions from ordinary income..............       (14,912,462)      (17,859,640)
Distributions from net realized capital gains...      (259,219,136)     (223,659,270)
                                                    --------------    --------------
  Net distributions.............................      (274,131,598)     (241,518,910)
                                                    --------------    --------------

CAPITAL SHARE TRANSACTIONS


Proceeds from sales of shares...................        68,744,009       173,402,041
Reinvestment of distributions...................       236,000,379       205,961,289
Redemption fees.................................            47,456            30,190
Less: redemptions of shares.....................      (237,284,498)     (379,902,431)
                                                    --------------    --------------
  Increase (decrease) resulting from capital
     share transactions.........................        67,507,346          (508,911)
                                                    --------------    --------------
Total increase (decrease) in net assets.........      (227,613,051)      132,566,170
                                                    --------------    --------------

NET ASSETS


Beginning of period.............................     1,819,440,225     1,686,874,055
                                                    --------------    --------------
End of period...................................    $1,591,827,174    $1,819,440,225
                                                    ==============    ==============
Undistributed Net Investment Income at end of
  period........................................    $           --    $           --
                                                    ==============    ==============






    The accompanying notes are an integral part of the financial statements.

MERIDIAN EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                              For the Six                              For the fiscal
                                             Months Ended     For the      For the       period from
                                             December 31,   Year Ended   Year Ended   January 31, 2005
                                                 2007        June 30,     June 30,    through June 30,
                                              (Unaudited)      2007         2006            2005+
                                             ------------   ----------   ----------   ----------------
Net Asset Value - Beginning of Period......     $ 13.14       $ 11.05      $ 10.10         $ 10.00
                                                -------       -------      -------         -------
Income from Investment Operations
--------------------------------
Net Investment Income*.....................        0.12          0.18         0.15            0.06
Net Gains (Losses) on Investments (both
  realized and unrealized).................       (1.08)         2.19         0.93            0.04
                                                -------       -------      -------         -------
Total From Investment Operations...........       (0.96)         2.37         1.08            0.10
                                                -------       -------      -------         -------
Less Distributions
--------------------------------
Distributions from Net Investment Income...       (0.22)        (0.17)       (0.12)           0.00
Distributions from Net Realized Capital
  Gains....................................       (0.54)        (0.11)       (0.01)           0.00
                                                -------       -------      -------         -------
Total Distributions........................       (0.76)        (0.28)       (0.13)           0.00
                                                -------       -------      -------         -------
Net Asset Value - End of Period............     $ 11.42       $ 13.14      $ 11.05         $ 10.10
                                                =======       =======      =======         =======
Total Return...............................      (7.32%)(1)    21.61%       10.75%           1.00%(1)
                                                =======       =======      =======         =======
Ratios/Supplemental Data
--------------------------------
Net Assets, End of Period (000's)..........     $40,233       $43,188      $25,451         $ 8,412
Ratio of Expenses to Average Net Assets
  Before expense reimbursement/recoupment..       1.23%(2)      1.29%        1.67%           3.96%(2)
  After expense
     reimbursement/recoupment(3)...........       1.25%(2)      1.25%        1.25%           1.25%(2)
Ratio of Net Investment Income (Loss) to
  Average Net Assets
  Before expense reimbursement/recoupment..       1.92%(2)      1.60%        1.38%          (0.60%)(2)
  After expense reimbursement/recoupment...       1.90%(2)      1.64%        1.80%           2.11%(2)
Portfolio Turnover Rate....................         35%(1)        37%          60%             25%


 * Net Investment Income per share has been computed before adjustments for book/tax differences.

 +   The Fund commenced investment operations on January 31, 2005.

(1)  Not Annualized.

(2)  Annualized.

(3)  See note 2 to Financial Statements.



    The accompanying notes are an integral part of the financial statements.

MERIDIAN GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                     For the Six
                                                       Months
                                                        Ended
                                                    December 31,             For the Fiscal Year Ended June 30,
                                                        2007      --------------------------------------------------------
                                                     (Unaudited)     2007        2006        2005        2004       2003
                                                    ------------  ----------  ----------  ----------  ----------  --------
Net Asset Value - Beginning of Period.............   $    42.74   $    38.54  $    35.77  $    35.38  $    27.24  $  28.10
                                                     ----------   ----------  ----------  ----------  ----------  --------

Income from Investment Operations

---------------------------------
Net Investment Income (Loss)*.....................         0.03         0.04       (0.01)      (0.07)      (0.04)    (0.08)

Net Gains (Losses) on Investments (both realized
  and unrealized).................................        (1.41)        7.29        3.58        1.02        9.10     (0.11)
                                                     ----------   ----------  ----------  ----------  ----------  --------

Total From Investment Operations..................        (1.38)        7.33        3.57        0.95        9.06     (0.19)
                                                     ----------   ----------  ----------  ----------  ----------  --------

Less Distributions
---------------------------------

Distributions from Net Investment Income..........        (0.06)       (0.01)       0.00        0.00        0.00     (0.06)

Distributions from Net Realized Capital Gains.....        (3.58)       (3.12)      (0.80)      (0.56)      (0.92)    (0.61)
                                                     ----------   ----------  ----------  ----------  ----------  --------
Total Distributions...............................        (3.64)       (3.13)      (0.80)      (0.56)      (0.92)    (0.67)
                                                     ----------   ----------  ----------  ----------  ----------  --------

Net Asset Value - End of Period...................   $    37.72   $    42.74  $    38.54  $    35.77  $    35.38  $  27.24
                                                     ==========   ==========  ==========  ==========  ==========  ========
Total Return......................................       (3.23%)(1)   19.69%      10.08%       2.65%      33.65%    (0.20%)
                                                     ==========   ==========  ==========  ==========  ==========  ========

Ratios/Supplemental Data
---------------------------------
Net Assets, End of Period (000's).................   $1,869,618   $2,066,750  $1,689,374  $1,693,564  $1,273,302  $448,393
Ratio of Expenses to Average Net Assets...........        0.83%(2)     0.84%       0.85%       0.86%       0.88%     0.95%

Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................        0.12%(2)     0.11%      (0.03%)     (0.21%)     (0.21%)   (0.47%)

Portfolio Turnover Rate...........................          18%(1)       40%         29%         32%         19%       27%
                                                           For the Fiscal Year Ended June 30,
                                                    ------------------------------------------------
                                                      2002      2001      2000      1999      1998
                                                    --------  --------  --------  --------  --------
Net Asset Value - Beginning of Period.............  $  31.30  $  29.45  $  26.28  $  33.26  $  33.20
                                                    --------  --------  --------  --------  --------

Income from Investment Operations

---------------------------------
Net Investment Income (Loss)*.....................     (0.12)     2.26      0.11      0.16      0.27

Net Gains (Losses) on Investments (both realized
  and unrealized).................................     (0.24)     3.89      4.99     (0.50)     4.92
                                                    --------  --------  --------  --------  --------

Total From Investment Operations..................     (0.36)     6.15      5.10     (0.34)     5.19
                                                    --------  --------  --------  --------  --------

Less Distributions
---------------------------------

Distributions from Net Investment Income..........      0.00     (2.44)    (0.15)    (0.14)    (0.32)

Distributions from Net Realized Capital Gains.....     (2.84)    (1.86)    (1.78)    (6.50)    (4.81)
                                                    --------  --------  --------  --------  --------
Total Distributions...............................     (2.84)    (4.30)    (1.93)    (6.64)    (5.13)
                                                    --------  --------  --------  --------  --------

Net Asset Value - End of Period...................  $  28.10  $  31.30  $  29.45  $  26.28  $  33.26
                                                    ========  ========  ========  ========  ========
Total Return......................................     0.42%    23.34%    21.45%     3.05%    16.92%
                                                    ========  ========  ========  ========  ========

Ratios/Supplemental Data
---------------------------------
Net Assets, End of Period (000's).................  $310,659  $182,117  $140,990  $185,683  $296,803
Ratio of Expenses to Average Net Assets...........     1.02%     1.04%     1.09%     1.01%     0.95%

Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................    (0.62%)   (0.26%)    0.31%     0.49%     0.76%

Portfolio Turnover Rate...........................       26%       43%       28%       51%       38%


* Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

(1)  Not Annualized.

(2)  Annualized.



    The accompanying notes are an integral part of the financial statements.

MERIDIAN VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                     For the Six
                                                       Months
                                                        Ended
                                                    December 31,              For the Fiscal Year Ended June 30,
                                                        2007      ----------------------------------------------------------
                                                     (Unaudited)     2007        2006        2005        2004        2003
                                                    ------------  ----------  ----------  ----------  ----------  ----------
Net Asset Value - Beginning of Period.............   $    38.79   $    36.14  $    38.11  $    40.35  $    31.65  $    30.34
                                                     ----------   ----------  ----------  ----------  ----------  ----------

Income from Investment Operations

---------------------------------

Net Investment Income (Loss)*.....................         0.12         0.41        0.18        0.19        0.00       (0.03)

Net Gains (Losses) on Investments (both realized
  and unrealized).................................        (0.60)        7.74        2.45        2.96        8.70        1.34
                                                     ----------   ----------  ----------  ----------  ----------  ----------

Total From Investment Operations..................        (0.48)        8.15        2.63        3.15        8.70        1.31
                                                     ----------   ----------  ----------  ----------  ----------  ----------
Less Distributions
---------------------------------

Distributions from Net Investment Income..........        (0.35)       (0.41)      (0.32)      (0.28)       0.00        0.00

Distributions from Net Realized Capital Gains.....        (6.04)       (5.09)      (4.28)      (5.11)       0.00        0.00
                                                     ----------   ----------  ----------  ----------  ----------  ----------

Total Distributions...............................        (6.39)       (5.50)      (4.60)      (5.39)       0.00        0.00
                                                     ----------   ----------  ----------  ----------  ----------  ----------

Net Asset Value - End of Period...................   $    31.92   $    38.79  $    36.14  $    38.11  $    40.35  $    31.65
                                                     ==========   ==========  ==========  ==========  ==========  ==========

Total Return......................................       (1.10%)(1)   23.90%       7.35%       8.00%      27.49%       4.32%
                                                     ==========   ==========  ==========  ==========  ==========  ==========

Ratios/Supplemental Data
---------------------------------
Net Assets, End of Period (000's).................   $1,591,827   $1,819,440  $1,686,874  $2,271,478  $2,226,590  $1,456,552
Ratio of Expenses to Average Net Assets...........        1.08%(2)     1.08%       1.09%       1.08%       1.09%       1.11%

Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................        0.39%(2)     0.59%       0.49%       0.48%       0.01%      (0.12%)

Portfolio Turnover Rate...........................          29%(1)       75%         58%         59%         81%         60%
                                                           For the Fiscal Year Ended June 30,
                                                    -----------------------------------------------
                                                       2002       2001      2000     1999     1998
                                                    ----------  --------  -------  -------  -------
Net Asset Value - Beginning of Period.............  $    30.98  $  25.88  $ 22.29  $ 19.30  $ 17.40
                                                    ----------  --------  -------  -------  -------

Income from Investment Operations

---------------------------------

Net Investment Income (Loss)*.....................       (0.05)     1.12     0.05    (0.10)   (0.19)

Net Gains (Losses) on Investments (both realized
  and unrealized).................................       (0.51)     5.75     5.91     3.56     4.32
                                                    ----------  --------  -------  -------  -------

Total From Investment Operations..................       (0.56)     6.87     5.96     3.46     4.13
                                                    ----------  --------  -------  -------  -------
Less Distributions
---------------------------------

Distributions from Net Investment Income..........       (0.04)    (1.09)    0.00     0.00     0.00

Distributions from Net Realized Capital Gains.....       (0.04)    (0.68)   (2.37)   (0.47)   (2.23)
                                                    ----------  --------  -------  -------  -------

Total Distributions...............................       (0.08)    (1.77)   (2.37)   (0.47)   (2.23)
                                                    ----------  --------  -------  -------  -------

Net Asset Value - End of Period...................  $    30.34  $  30.98  $ 25.88  $ 22.29  $ 19.30
                                                    ==========  ========  =======  =======  =======

Total Return......................................      (1.78%)   27.95%   29.63%   18.92%   26.05%
                                                    ==========  ========  =======  =======  =======

Ratios/Supplemental Data
---------------------------------
Net Assets, End of Period (000's).................  $1,297,207  $768,559  $87,930  $24,912  $12,196
Ratio of Expenses to Average Net Assets...........       1.12%     1.10%    1.41%    1.63%    2.16%

Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................      (0.22%)    0.60%    0.39%   (0.65%)  (1.35%)

Portfolio Turnover Rate...........................         54%       76%      86%     124%     133%


* Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

(1)  Not Annualized.

(2)  Annualized.



    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Fund, Inc., (the "Meridian Funds"), is comprised of the Meridian Equity Income Fund (the "Equity Income Fund"), the Meridian Growth Fund (the "Growth Fund") and the Meridian Value Fund (the "Value Fund"). The Equity Income Fund, the Growth Fund and the Value Fund (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Equity Income Fund began operations and was registered on January 31, 2005. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

    The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

    The primary investment objective of the Growth Fund is to seek long-term growth of capital. Originally named Meridian Fund, the name was changed effective April 20, 2001 to Meridian Growth Fund, to more closely reflect the investment style. There was no change in how the Fund is managed.

    The primary investment objective of the Value Fund is to seek long-term growth of capital.

    The following is a summary of significant accounting policies for all of the Funds:

    a. INVESTMENT VALUATIONS: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

    b. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required.

    c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

    e. EXPENSES: Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

    f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and revenue and expenses at the date of the financial statements. Actual amounts could differ from those estimates.

    g. DISTRIBUTIONS TO SHAREHOLDERS: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

        Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights.

    h. GUARANTEES AND INDEMNIFICATION: Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    i. ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the application of FIN 48 to the Funds, and has determined there is no impact to the Funds' financial statements.

        In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is currently evaluating the application of SFAS No. 157 to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

2. RELATED PARTIES: The Funds have entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2007 were as follows:

               Equity Income Fund.....................  44.11%
               Growth Fund............................   1.02%
               Value Fund.............................   1.29%


    The Investment Adviser receives from the Equity Income Fund, as compensation for its services, an annual fee of 1% of the first $10,000,000 of the Equity Income Fund's net assets, 0.90% of the next $20,000,000 of the Equity Income Fund's net assets, 0.80% of the next $20,000,000 of the Equity Income Fund's net assets and 0.70% of the Equity Income Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    The Investment Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund's net assets and 0.75% of the Growth Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund's net assets. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser has contractually agreed to waive its fee and reimburse expenses, at least until January 31, 2008, to the extent that total annual operating expenses for the Equity Income Fund exceeds 1.25%. The Investment Adviser has voluntarily agreed to limit the operating expenses of the Growth and Value Funds to 2.50%. With respect to these limits, the Investment Adviser did not reimburse the Funds, during the six months ended December 31, 2007.

    The Equity Income Fund will carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by the Investment Adviser, and expenses in excess of the expense limitation, and repay the Investment Adviser such amounts; provided the Fund is able to effect such reimbursement and maintain the expense limitation.

    At December 31, 2007, the balance of recoupable expenses along with the year of expiration for the Equity Income Fund is:

               AMOUNT                                 EXPIRATION
               ------                                 ----------
               $58,995..............................     2008
                74,072..............................     2009
                12,964..............................     2010


Subject to the approval of the Board of Directors of the Fund, the Fund will repay the Investment Adviser the amount of its reimbursement for the Equity Income Fund for up to three years following the reimbursement to the extent the Equity Income Fund's expenses drop below 1.25%, after giving effect to repayment by the Fund. Either the Fund or the Investment Adviser can modify or terminate this arrangement at any time.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

3. CAPITAL SHARES TRANSACTIONS: Transactions in capital shares for the six months ended December 31, 2007 and the year ended June 30, 2007 were as follows:

                                                              Equity Income Fund
                                                        ------------------------------
                                                        December 31,          June 30,
                                                            2007                2007
                                                        ------------         ---------
    Increase in Fund shares:
    Shares sold.......................................     191,554           1,004,352
    Shares issued from reinvestment of distributions..     217,941              55,411
                                                          --------           ---------
                                                           409,495           1,059,763
    Shares redeemed...................................    (171,810)            (77,844)
                                                          --------           ---------
    Net increase......................................     237,685             981,919
                                                          --------           ---------




                                                                 Growth Fund
                                                       -------------------------------
                                                       December 31,          June 30,
                                                           2007                2007
                                                       ------------         ----------
    Increase in Fund shares:
    Shares sold......................................    3,058,708           8,819,099
    Shares issued from reinvestment of
      distributions..................................    3,743,431           2,980,023
                                                        ----------          ----------
                                                         6,802,139          11,799,122
    Shares redeemed..................................   (5,586,349)         (7,277,834)
                                                        ----------          ----------
    Net increase.....................................    1,215,790           4,521,288
                                                        ----------          ----------




                                                                 Value Fund
                                                      --------------------------------
                                                      December 31,           June 30,
                                                          2007                 2007
                                                      ------------         -----------
    Increase in Fund shares:
    Shares sold.....................................    1,932,814            4,662,351
    Shares issued from reinvestment of
      distributions.................................    7,458,890            5,777,315
                                                       ----------          -----------
                                                        9,391,704           10,439,666
    Shares redeemed.................................   (6,427,975)         (10,210,105)
                                                       ----------          -----------
    Net increase....................................    2,963,729              229,561
                                                       ----------          -----------



4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and Officers of the Funds who are Directors and/or Officers of the Investment Adviser receive no compensation from the Funds. Directors of the Funds who are not interested persons, as defined in the Investment Company Act of 1940, receive compensation in the amount of $3,000 per annum and a $2,000 purchase of Equity Income Fund, Growth Fund or Value Fund shares, plus expenses and a $1,000 purchase in one of the Funds for each additional Board of Directors meeting attended other than the annual meeting.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the six months ended December 31, 2007, were as follows:

                                                       Purchases         Proceeds from Sales
                                                     ------------        -------------------
     Equity Income Fund............................  $ 15,621,793            $ 13,984,058
     Growth Fund...................................   352,086,494             473,797,550
     Value Fund....................................   473,272,779             651,122,928


6. DISTRIBUTION INFORMATION: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States. The tax character of distributions made during the fiscal year ended June 30, 2007 is as follows:

                              2007 TAXABLE DISTRIBUTIONS

                                                                   Net
                                                  Ordinary      Long-Term         Total
     Fund                                          Income     Capital Gains   Distributions
     ----                                       -----------   -------------   -------------
     Equity Income Fund.......................  $   618,838    $    116,977    $    735,815
     Growth Fund..............................   15,241,733     124,123,196     139,364,929
     Value Fund...............................   17,859,640     223,659,270     241,518,910


7. FEDERAL INCOME TAXES: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

                                                       Aggregate      Aggregate
                                                         Gross          Gross
                                                      Unrealized     Unrealized    Net Unrealized
                                    Aggregate Cost   Appreciation   Depreciation    Appreciation
                                    --------------   ------------   ------------   --------------
     Equity Income Fund...........  $   35,283,720   $  6,081,755   $   (149,125)   $  5,932,630
     Growth Fund..................   1,570,800,206    451,540,908    (10,961,067)    440,579,841
     Value Fund...................   1,505,223,623    278,735,279    (18,346,143)    260,389,136


     Post-October losses represent losses realized on investment transactions from November 1, 2006 through June 30, 2007 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. As of June 30, 2007, the Value Fund had Post-October currency loss deferrals of $12.

MERIDIAN FUND, INC.
ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. PROXY VOTING RECORD AND PROXY VOTING POLICIES AND PROCEDURES: A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities along with information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2007 is available (i) without charge, upon request, by calling (800) 446-6662; (ii) on our website at http://www.meridianfund.com; and (iii) on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov.

2. INFORMATION ON FORM N-Q: The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                 MERIDIAN FUND, INC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          THIS REPORT IS SUBMITTED FOR
                       THE INFORMATION OF SHAREHOLDERS OF
                          MERIDIAN FUND, INC. IT IS NOT
                         AUTHORIZED FOR DISTRIBUTION TO
                          PROSPECTIVE INVESTORS UNLESS
                          PRECEDED OR ACCOMPANIED BY AN
                              EFFECTIVE PROSPECTUS.

                        ---------------------------------
                             Officers and Directors

                              RICHARD F. ASTER, JR.
                             President and Director

                               MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                 JAMES B. GLAVIN

                                  RONALD ROTTER

                                 MICHAEL STOLPER
                                    Directors

                                GREGG B. KEELING
                             Chief Financial Officer
                             Treasurer and Secretary
                            Chief Compliance Officer

                                    Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                       Transfer Agent and Disbursing Agent
                                    PFPC INC.
                          King of Prussia, Pennsylvania
                                 (800) 446-6662

                                     Counsel
                             MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                            San Francisco, California


                         MERIDIAN EQUITY INCOME FUND(R)
                             MERIDIAN GROWTH FUND(R)
                             MERIDIAN VALUE FUND(R)

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                          60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662


                                DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation
S-K (17 CFR 229.407) (as required by Item 22(b)(15) of
Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended
            (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Meridian Fund, Inc.(R)

By (Signature and Title)*  /s/ Richard F. Aster, Jr.
                           -----------------------------------------------------
                           Richard F. Aster, Jr., President & CEO
                           (principal executive officer)

Date 2/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard F. Aster, Jr.
                           -----------------------------------------------------
                           Richard F. Aster, Jr., President & CEO
                           (principal executive officer)

Date 2/27/08
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Gregg B. Keeling
                           -----------------------------------------------------
                           Gregg B. Keeling, CFO & Treasurer
                           (principal financial officer)

Date 2/27/08

* Print the name and title of each signing officer under his or her signature.